Equity - Components of Equity (Details) - SEK (kr) kr / shares in Units, kr in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Share capital		kr 3,990	kr 3,990
Reserves
Own credit risk		(84)	(98)
Defined benefit plans		(45)	(45)
Retained earnings		16,203	15,235
Total equity	[1],[2]	kr 20,064	kr 19,082	kr 18,239
Total number of shares		3,990,000
Quota value		kr 1,000

[1]	See note 22.
[2]	The entire equity is attributable to the shareholder of the Parent Company.